Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001755953
Registrant Name	Gryphon Digital Mining, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES